Risks arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Financial Assets And Financial Liabilities
The table below presents the company’s financial assets and liabilities as of the reporting dates indicated.

	31 December 2025				31 December 2024

Million US dollar	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total	At amortized cost	At fair value through profit or loss	At fair value through OCI	Total

Cash and cash equivalents	11 638	-	-	11 638	11 174	-	-	11 174
Trade and other receivables	5 406	-	-	5 406	4 714	-	-	4 714
Investment securities	27	306	134	467	30	221	138	389
Foreign exchange derivatives	-	26	38	63	-	23	433	457
Commodities	-	-	439	439	-	-	106	106
Cross currency interest rate swaps	-	-	214	214	-	-	249	249
Interest rate swaps	-	11	-	11	-	3	-	3
Financial assets	17 070	343	825	18 239	15 918	247	927	17 092
Non-current	499	-	279	778	382	-	399	781
Current	16 571	343	546	17 460	15 536	247	528	16 311

Trade and other payables	21 348	241	-	21 589	20 037	288	-	20 325
Non-current interest-bearing loans and borrowings	70 938	1 191	-	72 128	69 011	1 709	-	70 720
Current interest-bearing loans and borrowings	885	-	-	885	1 449	-	-	1 449
Bank overdrafts	14	-	-	14	-	-	-	-
Equity swaps	-	5 481	-	5 481	-	5 614	-	5 614
Foreign exchange derivatives	-	127	435	563	-	30	22	52
Commodities	-	-	46	46	-	-	70	70
Cross currency interest rate swaps	-	-	205	205	-	-	55	55
Interest rate swaps	-	102	-	102	-	94	-	94
Financial liabilities	93 184	7 143	686	101 013	90 497	7 735	147	98 379
Non-current	71 678	1 320	183	73 182	69 494	1 933	66	71 492
Current	21 506	5 822	503	27 831	21 003	5 802	82	26 887

Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket
The table below provides an overview of the notional amounts of derivatives outstanding as of the dates indicated by maturity bucket.

	31 December 2025					31 December 2024

Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years

Foreign currency
Foreign exchange forwards	10 498	344	-	-	-	8 867	300	150	-	-
Other foreign exchange derivatives	315	-	-	-	-	385	-	150	400	-

Interest rate
Interest rate swaps	1 191	-	-	-	-	1 791	-	-	-	-
Cross currency interest rate swaps	510	2 593	2 010	2 025	715	1 558	510	2 593	3 598	690

Commodities
Aluminum swaps	2 250	62	-	-	-	1 841	-	-	-	-
Other commodity derivatives	591	39	-	-	-	630	26	-	-	-

Equity
Equity derivatives	11 898	-	-	-	-	10 520	-	-	-	-

Summary of Foreign Exchange Risk on Operating Activities	The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2025			31 December 2024 1

Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position

US dollar/Brazilian real	(1 682)	1 671	(11)	(1 823)	1 456	(367)
US dollar/Mexican peso	(1 203)	1 182	(21)	(1 250)	1 092	(158)
US dollar/Colombian peso	(494)	460	(34)	(504)	482	(22)
US dollar/South African rand	(385)	388	3	(373)	333	(40)
US dollar/Canadian dollar	(317)	312	(5)	(286)	243	(43)
US dollar/Argentine peso	(274)	-	(274)	(326)	-	(326)
US dollar/Honduran lempira	(226)	-	(226)	(225)	-	(225)
US dollar/Peruvian nuevo sol	(194)	199	5	(236)	215	(21)
US dollar/South Korean won	(182)	190	8	(160)	116	(44)
US dollar/Chinese yuan	(179)	201	22	(66)	52	(14)
US dollar/Chilean peso	(164)	151	(13)	(144)	127	(17)
US dollar/Paraguayan guarani	(150)	142	(8)	(144)	127	(17)
US dollar/Euro	(130)	128	(2)	(126)	106	(20)
US dollar/Indian rupee	(120)	115	(5)	(113)	69	(44)
US dollar/Dominican peso	(119)	-	(119)	(129)	-	(129)
US dollar/Bolivian boliviano	(112)	-	(112)	(104)	-	(104)
Euro/South African rand	(136)	133	(3)	(108)	111	3
Euro/Mexican peso	(123)	89	(34)	(91)	92	1
Mexican peso/Euro	(118)	97	(21)	(153)	132	(21)
Others	(502)	452	(50)	(567)	441	(126)

1
Amended to conform to the 2025 presentation.

Summary of Foreign Exchange Results Recognized on Unhedged and Hedged Exposures	Foreign exchange results recognized on hedged and unhedged exposures are as follows:

Million US dollar	2025	2024	2023
Hedged (economic hedges)	93	(186)	70
Not hedged	(479)	40	(423)
	(386)	(147)	(353)

Summary of Effective Interest Rates at Balance Sheet

31 December 2025 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
US dollar	-	-	4.9%	1 193
Other	11.0%	334	10.9%	333
		334		1 527
Fixed rate
US dollar	5.3%	41 499	5.6%	32 965
Euro	2.7%	28 593	2.6%	29 274
Chinese yuan	3.8%	38	2.7%	2 768
Canadian dollar	4.5%	566	4.3%	2 668
South Korean won	5.3%	39	2.7%	2 049
Mexican peso	13.2%	225	13.2%	225
Pound sterling	2.5%	567	2.7%	37
Other	9.6%	1 165	9.5%	1 515
		72 693		71 500

31 December 2024 Interest-bearing financial liabilities Million US dollar	Before hedging		After hedging
	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
US dollar	-	-	5.3%	1 792
Other	11.2%	184	11.2%	184
		184		1 975
Fixed rate
US dollar	5.1%	46 192	5.4%	36 780
Euro	2.5%	22 653	2.5%	23 530
Chinese yuan	3.2%	41	2.6%	2 921
Canadian dollar	4.5%	555	4.4%	2 657
South Korean won	4.9%	40	2.3%	2 200
Mexican peso	15.7%	239	10.8%	1 239
Pound sterling	3.3%	1 154	2.6%	34
Other	8.6%	1 111	10.1%	833
		71 986		70 195

Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities
Interest expense recognized on unhedged and hedged financial liabilities was as follows:

Million US dollar	2025	2024	2023
Financial liabilities measured at amortized cost – not hedged	(3 250)	(3 492)	(3 722)
Fair value hedges	(31)	(30)	(22)
Cash flow hedges	26	29	28
Net investment hedges - hedging instruments (interest component)	58	49	10
Economic hedges	3	2	-
	(3 194)	(3 443)	(3 705)

Schedule of Commodity Derivatives Outstanding	The most significant commodity hedges are included in the table below (expressed in outstanding notional amounts):

Million US dollar	31 December 2025	31 December 2024

Aluminum	2 312	1 841
Energy	212	207
Corn	197	203
Plastic	86	79
Sugar	66	73
Wheat	43	47
Rice	26	46
	2 942	2 496

Summary of Estimated Impact on Changes in the Price of Commodities
The table below presents the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures would have on the equity reserves.

	2025			2024

		Pre-tax impact on equity			Pre-tax impact on equity

Million US dollar	Volatility of prices in %¹	Prices increase	Prices decrease	Volatility of prices in %¹	Prices increase	Prices decrease

Aluminum	22%	504	(504)	22%	408	(408)
Energy	47%	100	(100)	44%	92	(92)
Corn	19%	38	(38)	19%	38	(38)
Plastic	16%	14	(14)	16%	12	(12)
Sugar	27%	18	(18)	27%	20	(20)
Wheat	27%	12	(12)	27%	13	(13)
Rice	38%	10	(10)	38%	18	(18)

1
Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2025 and 31 December 2024.

Summary of Carrying Amount of Financial Assets
The maximum exposure to credit risk at the reporting date for trade and other receivables, excluding Brazilian tax credits, tax receivables other than income tax and prepaid expenses, was as follows:

	31 December 2025			31 December 2024

Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Trade receivables	4 661	(399)	4 261	4 168	(377)	3 792
Other receivables	1 213	(68)	1 145	984	(61)	923
Trade and other receivables	5 874	(468)	5 406	5 152	(438)	4 714

Summary of Allowance for Impairment
The allowance for impairment recognized during the period on trade and other receivables was as follows:

	31 December 2025	31 December 2024	31 December 2023
Balance at end of previous year	(438)	(462)	(416)
Impairment losses	(53)	(56)	(54)
Derecognition	64	24	26
Currency translation and other	(40)	55	(18)
Balance at end of period	(468)	(438)	(462)

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities
The table below presents the nominal contractual maturities of the company’s non-derivative financial liabilities including interest payments and derivative liabilities:

	31 December 2025

Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(70 199)	(115 992)	(2 962)	(8 108)	(6 398)	(11 951)	(86 573)
Trade and other payables	(26 324)	(26 547)	(25 410)	(150)	(177)	(277)	(532)
Lease liabilities	(2 397)	(2 706)	(704)	(606)	(448)	(447)	(501)
Secured bank loans	(18)	(23)	(5)	(5)	(4)	(9)	-
Unsecured bank loans	(178)	(178)	(178)	-	-	-	-
Unsecured other loans	(221)	(239)	(84)	(132)	(12)	(2)	(10)
Bank overdrafts	(14)	(14)	(14)	-	-	-	-
	(99 351)	(145 700)	(29 358)	(9 001)	(7 039)	(12 686)	(87 617)

Derivative financial liabilities
Equity derivatives	(5 481)	(5 481)	(5 481)	-	-	-	-
Foreign exchange derivatives	(563)	(563)	(416)	(59)	-	(87)	-
Cross currency interest rate swaps	(205)	(205)	(60)	(51)	(32)	(18)	(44)
Interest rate swaps	(102)	(102)	(102)	-	-	-	-
Commodity derivatives	(46)	(46)	(46)	-	-	-	-
	(6 397)	(6 397)	(6 105)	(111)	(32)	(105)	(44)

Of which: related to cash flow hedges	(460)	(460)	(425)	(24)	-	(5)	(6)

	31 December 2024

Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Unsecured bond issues	(69 484)	(113 412)	(3 453)	(3 416)	(7 311)	(14 352)	(84 881)
Trade and other payables	(24 601)	(24 760)	(23 750)	(257)	(128)	(328)	(297)
Lease liabilities	(2 303)	(2 592)	(639)	(620)	(398)	(447)	(488)
Secured bank loans	(19)	(25)	(5)	(4)	(4)	(8)	(4)
Unsecured bank loans	(94)	(94)	(94)	-	-	-	-
Unsecured other loans	(269)	(297)	(172)	(94)	(20)	(2)	(9)
	(96 770)	(141 181)	(28 113)	(4 391)	(7 861)	(15 138)	(85 678)

Derivative financial liabilities
Equity derivatives	(5 614)	(5 614)	(5 614)	-	-	-	-
Foreign exchange derivatives	(52)	(52)	(52)	-	-	-	-
Cross currency interest rate swaps	(55)	(55)	9	9	(30)	1	(46)
Interest rate swaps	(94)	(94)	(93)	-	-	-	(1)
Commodity derivatives	(69)	(69)	(69)	-	-	-	-
	(5 885)	(5 885)	(5 818)	9	(30)	1	(47)

Of which: related to cash flow hedges	(134)	(134)	(91)	(2)	(38)	-	(4)

Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value
The table below summarizes the carrying amount and the fair value of the fixed rate interest-bearing financial liabilities as recognized in the statement of financial position. Floating rate interest-bearing financial liabilities, trade and other receivables and trade and other payables, lease liabilities and derivative financial instruments have been excluded from the analysis as their carrying amount is a reasonable approximation of their fair value.

Interest-bearing financial liabilities	31 December 2025		31 December 2024

Million US dollar	Carrying amount	Fair value	Carrying amount	Fair value

Fixed rate
US dollar	(41 050)	(41 863)	(45 800)	(45 558)
Euro	(27 854)	(27 187)	(21 915)	(21 605)
Pound sterling	(519)	(467)	(1 108)	(1 046)
Canadian dollar	(509)	(465)	(484)	(461)
Other	(364)	(362)	(375)	(373)
	(70 296)	(70 343)	(69 682)	(69 044)

Analysis of Financial Instruments
The table below presents the fair value hierarchy, which classifies financial instruments according to the extent to which their valuation relies on observable market inputs:

Fair value hierarchy 31 December 2025 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Derivatives at fair value through profit and loss	-	36	-
Derivatives in a cash flow hedge relationship	31	454	-
Derivatives in a net investment hedge relationship	-	207	-
	31	696	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	241
Derivatives at fair value through profit and loss	-	5 609	-
Derivatives in a cash flow hedge relationship	64	396	-
Derivatives in a fair value hedge relationship	-	102	-
Derivatives in a net investment hedge relationship	-	227	-
	64	6 333	241

Fair value hierarchy 31 December 2024 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3

Financial Assets
Held for trading (non-derivatives)	-	9	-
Derivatives at fair value through profit and loss	-	26	-
Derivatives in a cash flow hedge relationship	27	416	-
Derivatives in a net investment hedge relationship	-	345	-
	27	796	-
Financial Liabilities
Deferred consideration on acquisitions at fair value	-	-	288
Derivatives at fair value through profit and loss	-	5 644	-
Derivatives in a cash flow hedge relationship	29	105	-
Derivatives in a fair value hedge relationship	-	94	-
Derivatives in a net investment hedge relationship	-	14	-
	29	5 857	288

Summary of Hedging Reserve and Hedging Instruments
The company’s hedging reserves disclosed in Note 21 C
hanges in equity and earnings per share
relate to the following instruments:

Million US dollar	Commodities	Foreign currency & others	Total hedging reserves

As of 1 January 2025	(241)	731	490
Change in fair value of hedging instrument recognized in OCI	403	(312)	92
Reclassified to profit or loss / cost of inventory	(81)	(111)	(192)
As of 31 December 2025	82	308	390

Million US dollar	Commodities	Foreign currency & others	Total hedging reserves

As of 1 January 2024	(304)	486	181
Change in fair value of hedging instrument recognized in OCI	54	519	573
Reclassified to profit or loss / cost of inventory	9	(273)	(264)
As of 31 December 2024	(241)	731	490

Summary of Offsetting Financial Assets and Liabilities
The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	31 December 2025

Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount

Derivative assets	728	728	(725)	3
Derivative liabilities	(6 397)	(6 397)	725	(5 672)

	31 December 2024

Million US dollar	Gross amount	Net amount recognized in the statement of financial position 1	Other offsetting agreements 2	Total net amount

Derivative assets	815	815	(814)	1
Derivative liabilities	(5 886)	(5 886)	814	(5 071)
1	Net amount recognized in the statement of financial position after considering agreements that meet the offsetting criteria under IFRS.
2	Other offsetting agreements include collateral, guarantee instruments and offsetting agreements that do not meet the offsetting criteria under IFRS.